Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of the Number and Weighted Average Exercise Prices Movements in Stock Options

The following table illustrates the number and weighted average exercise prices of, and movements in, stock options during the year:

		Weighted		Weighted		Weighted
		average		average		average
	2023	exercise price	2022	exercise price	2021	exercise price
	Number stock options	€	Number stock options	€	Number stock options	€
Outstanding January 1,	3,181,538	9.69	2,470,295	9.18	1,465,295	1.85
Granted	936,000	6.53	742,500	16.12	1,144,000	15.80
Exercised	(241,825)	1.45	(31,257)	2.38	(34,000)	2.38
Forfeited	(45,061)	8.90	—	—	(105,000)	16.67
Outstanding December 31,	3,830,652	9.46	3,181,538	9.69	2,470,295	9.18

Summary of the Number and Weighted Average Purchase Prices Movements in Unvested RSU

The following table illustrates the number of and movements in unvested RSUs during the year:

	2023	2022	2021
	Number RSUs	Number RSUs	Number RSUs
Outstanding January 1,	795,694	259,714	153,595
Granted	528,004	681,588	175,991
Vested and settled	(209,671)	(65,846)	(57,372)
Forfeited	(80,213)	(79,762)	(12,500)
Outstanding December 31,	1,033,814	795,694	259,714

Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula

The input used in the measurement of the fair value per option at each grant/measurements date using the Black-Scholes formula (including the related number of options and the fair value of the options) were as follows:

	November 15,	April 6,	June 1,	April 1,	January 1,	July 1,	June 25,	June 25,	February 4,	January 1,
	2023	2023	2022	2022	2022	2021	2021	2021	2021	2021
							Option 1	Option 2
Number of options	90,000	846,000	120,000	552,500	70,000	150,000	14,000	88,000	873,000	107,000
Fair value of the options (€)	€12.27	€5.92	€11.89	€11.50	€9.08	€10.50	€10.90	€13.73	€11.88	€5.06
Fair value of the ordinary shares (€)	€15.12	€7.36	€16.88	€16.42	€12.65	€14.67	€15.46	€15.46	€16.69	€7.25
Exercise price (€)	€15.12	€7.36	€16.88	€16.42	€12.65	€14.67	€16.74	€2.38	€16.69	€7.25
Expected volatility (%)	100%	100%	80%	80%	85%	85%	85%	85%	85%	85%
Expected life (years)	6.1	6.1	6.1	6.1	6.1	6.1	6.1	4.6	6.1	6.0
Risk-free interest rate (%)	4.6%	3.6%	3.0%	2.6%	1.4%	1.2%	1.2%	-0.5%	0.8%	-0.6%
Expected dividend yield	-	-	-	-	-	-	-	-	-	-